Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended					24 Months Ended	36 Months Ended
	Nov. 16, 2021	Jul. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2023 EUR (€) shares Option item instrument	Dec. 31, 2023 Option shares $ / shares	Dec. 31, 2022 EUR (€) shares Option instrument € / shares	Dec. 31, 2021 EUR (€) Option shares instrument € / shares	Dec. 31, 2021 Option shares $ / shares	Dec. 31, 2023 instrument Option shares	Dec. 31, 2023 EUR (€) Option shares	Dec. 31, 2024	Oct. 01, 2023 EUR (€) shares	Nov. 06, 2021 $ / shares	Jan. 01, 2021 Option	Dec. 31, 2020 shares
Share-based payments
Share-based compensation expense | €					€ (39,712,000)		€ (28,637,000)	€ (15,431,000)
License agreement term		10 years
Expected dividend as percentage, share options granted					0.00%			0.00%
Exercisable shares | shares					2,076,704	2,076,704	1,845,959			2,076,704	2,076,704
2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					3 years 4 months 24 days			4 years
2021 Plan | Vesting period for certain cases
Share-based payments
Share based arrangement unrecognized compensation cost period					1 year
Management Participation Plan
Share-based payments
Granted (Number of shares) | instrument							0
Share-based compensation expense | €					€ 200,000		€ 300,000	€ 5,600,000
Granted (Number of options) | Option								7,501
Substantially equal installments												65.00%
Number of share options forfeited in share-based payment arrangement | Option								3,589
Number of share options outstanding in share-based payment arrangement | Option					298,994	298,994				298,994	298,994				295,082
Share based compensation payment number of share converted | shares			9,566,464
Granted (Weighted average exercise price) | € / shares							€ 108.66
Fair value at grant date | €							€ 759,840
Management Participation Plan | Class A Ordinary Shares
Share-based payments
Shares vested immediately upon the consummation of the Company's initial public offering								35.00%
Personnel expenses | 2021 Plan
Share-based payments
Share-based compensation expense | €					€ 38,100,000		22,500,000	€ 1,100,000
Operating expenses | 2021 Plan
Share-based payments
Share-based compensation expense | €					€ 1,000,000.0		€ 900,000	€ 200,000
Reorganization Transactions [Member] | Phantom Option Plan
Share-based payments
Conversion of awards, Converted restricted stock units | shares				66,744
Stock Options | 2021 Plan
Share-based payments
Granted (Number of options) | Option					3,500,000			33,513
Number of share options forfeited in share-based payment arrangement | Option					33,513
Number of share options outstanding in share-based payment arrangement | Option					3,500,000	3,500,000	33,513	33,513	33,513	3,500,000	3,500,000
Granted (Weighted average exercise price) | $ / shares						$ 12.90			$ 27.00
Stock Options | Phantom Option Plan
Share-based payments
Granted (Number of options) | shares								68
Number of share options forfeited in share-based payment arrangement | shares								79
Number of share options outstanding in share-based payment arrangement | shares																3,475
Granted (Weighted average exercise price) | € / shares								€ 4,081.36
Restricted Share Units | 2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					2 years 9 months 18 days		3 years 1 month 6 days
Granted (Number of shares) | instrument					5,162,678		3,159,725	1,302,599
Warrants exercised | instrument					1,400,697		373,739
Restricted Share Units | Phantom Option Plan
Share-based payments
Granted (Number of shares) | instrument										0
Share-based compensation expense | €					€ 200,000		€ 700,000	€ 1,700,000
Warrants exercised | shares					233,579		269,131	350,174
Restricted Share Units | Management Participation Plan
Share-based payments
Warrants exercised | shares					1,905,966		1,962,796
Option To Acquire Class A Shares
Share-based payments
Class of warrant or right number of shares called by warrants or rights | shares		1,116,540											9,229,797
Class of warrant or right exercise price of warrants or rights | $ / shares		$ 8.96
Additional offering | $		$ 30.0
NHL Warrants
Share-based payments
Class of warrant or right subscription price of warrants or rights | $ / shares		$ 23.45
Class of warrant or right number of shares called by warrants or rights | shares		1,353,740
Adjustment to paid in capital fair value of equity instruments granted | €											€ 28,000,000.0
Amortization expense | €					€ 3,100,000		€ 3,600,000	€ 800,000
NBA Warrants
Share-based payments
Partnership agreement term	8 years
Percentage of entity outstanding Class A ordinary shares exercisable on vesting of warrants														3.00%
Percentage of warrants vesting on date of agreement								20.00%	20.00%					20.00%
Percentage of warrants vesting on license approval date													100.00%
Warrants measured at fair value recorded as intangible asset | €													€ 87,300,000
Additional paid in capital | €					52,000,000.0
Class of warrant or right exercise price of warrants or rights | $ / shares														$ 0.01
Amortization expense | €					€ 3,600,000
Exercisable shares | shares					230,745	230,745		1,845,959	1,845,959	230,745	230,745
Vesting term of warrants	8 years
Warrants exercised | item					0